Share Based Payment	12 Months Ended
Dec. 31, 2018
Share Based Payment
SHARE BASED PAYMENT

NOTE 12 - SHARE BASED PAYMENT:

a.	The Company maintains a share-based payment plan to Employees, Directors and Consultants (the “Plan”). According to the Plan, the options vest over a period of up to 4 years, and their term period is ten years. Nevertheless, the board of director is qualified to resolve on different vesting terms. Below is a summary of the Company’s grants under the Plan during 2016, 2017 and 2018:

Date of grant	Options amount		Exercise price	Fair value at the date of grant	Volatility	Risk free interest	Expected term
			NIS / $	in thousand $			In years
January 18, 2016	443,460	1 2	0.3985 $	1,002	59.22%	3.08%	10
August 28, 2016	779,296		5.137 NIS	607	59.22%	1.62%	10
August 28, 2016	50,000		5.137 NIS	26	59.22%	0.96%	3
September 15, 2016	171,408	[3]	4.887 NIS	102	59.22%	1.99%	10
March 29, 2017	747,896	[4]	6.371-6.588 NIS	655	47.40%	2.31%	10
July 24, 2017	641,744		6.976 NIS	784	68.07%	2.05%	10
August 8, 2017	100,000		7.50 NIS	85	68.03%	1.95%	0.5
August 29, 2017	500,000		5.655 NIS	473	68.17%	1.81%	10
November 27, 2017	305,008		4.30 NIS	163	65.80%	1.98%	10
June 20, 2018	670,048		1.49-2.97 NIS	130	75.50%	2.24%	10
June 20, 2018	230,000		1.43 NIS	72	75.30%	2.24%	10

* The early exercise multiple used in the valuations for grants during 2016, 2017 and 2018 is 2.5 for each offeree

** Volatility until March 29, 2017 grant is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise. As of July 24, 2017 grant, Volatility is based on volatility data of the traded share price of the Company.

[1]	Originally 1,178,000 were granted by Safe-T, and then were replaced with 443,460 options of the Company
[2]	Outofwhich 143,322 options were granted to the CEO and 12,799 options to an employee, who is a relative of the Chairman of the Board of Directors
[3]	Outofwhich 131,840 options granted to the Company’s CEO, 28,240 options granted to a member of the Company’s Board of Directors and 11,328 options granted to an employee, who is a relative of the Chairman of the Board of Directors.
[4]	Outofwhich 100,000 options were granted to the Company’s CEO at an exercise price of 6.588 NIS and approved by the Company’s shareholders on August 8, 2017.

On June 20, 2018, the Company’s Board of Directors approved the reduction of the exercise price of 1,733,504 options that were granted as of August 28, 2016, until August 29, 2017, to employees and consultants at exercise prices which ranged between NIS 4.887 to NIS 6.976. The new exercise price was set at NIS 4.50. The reduction was approved also by the tax authorities subject to renewed tax lock-up period of 24 months. The move was subject to the grantees approval - such approval was received only with respect to 1,381,152 options, while the rest of the options maintained their original terms.

The fair value of the options just prior to the date of the change, which was computed according to the binomial model, amounted to $228 thousand, and $249 thousand immediately after the date of the change, such that the incremental value resulted is $21 thousand. This value is based on the following assumptions: expected volatility of 75.48%, risk free interest ranges between 2.00% and 2.13%, expected term until exercise of 8.19-9.20 years and an early exercise multiple of 2.5 for each offeree. Volatility is based on volatility data of share price of software companies for periods matching the expected term of the option until exercise.

b.	Movement in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2018		2017		2016
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	4,055,260	1.26	2,384,909	0.84	1,099,240	0.49
Granted	900,048	0.46	2,194,648	1.70	1,444,164	1.07
Exercised	(179,257)	0.57	(159,648)	0.51	(4,235)	0.40
Forfeited	(955,356)	1.23	(351,810)	1.52	(78,734)	0.51
Expired	(348,148)	1.13	(12,839)	1.12	(75,526)	0.46
Outstanding at end of year	3,472,547	1.11	4,055,260	1.26	2,384,909	0.84
Exercisable at end of year	1,879,377	0.89	1,552,660	0.74	1,061,645	0.55

c.	The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2018, 2017 and 2016:

	2018		2017		2016
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
0.40	295,392	5.39	336,802	6.32	382,475	7.23
0.40	322,783	6.25	341,606	7.25	351,606	8.26
0.40	261,634	7.05	372,310	8.05	407,698	9.05
0.41	370,016	9.48	-	-	-	-
0.41	200,000	9.48	-	-	-	-
0.61	18,823	6.01	162,694	7.01	248,458	8.01
0.82	100,000	9.48	-	-	-	-
1.22	270,000	8.91	305,008	9.91	-	-
1.24	431,408	7.66	-	-	-	-
1.24	155,561	7.71	-	-	-	-
1.24	322,896	8.24	-	-	-	-
1.24	230,016	8.56	-	-	-	-
1.24	100,000	8.32	-	-	-	-
1.24	150,000	8.66	-	-	-	-
1.28	-	-	162,912	8.71	171,408	9.71
1.37	3,393	7.66	614,288	8.66	773,264	9.66
1.58	50,000	8.66	450,000	9.67	-	-
1.73	50,000	0.66	50,000	1.66	50,000	2.66
1.76	28,125	8.25	547,896	9.25	-	-
1.83	-	-	100,000	9.32	-	-
1.94	112,500	8.56	611,744	9.57	-	-
	3,472,547		4,055,260		2,384,909

d.	Expenses recognized in the financial statements

The costs, which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Share-based payment plans	381	1,318	1,818

The plans are intended to be governed under rules set for that purpose in the Company’s options plan. The exercise prices of the options that are exercisable into shares as of December 31, 2018 range between $0.4 to $1.94.